Schedule of Equipment (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	$ 62,503	$ 19,147
Less: accumulated depreciation	(7,567)	(4,281)
Total equipment, net	54,936	14,866
Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross		19,147	$ 9,285
Less: accumulated depreciation		(4,281)	(2,382)
Total equipment, net		14,866	6,903
Computer Hardware [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	34,368	11,025
Computer Hardware [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross		11,025	9,257
Fixed Assets [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	28,040	8,094
Fixed Assets [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross		8,094
Computer Equipment [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	28	28
Computer Equipment [Member] | Boost Run Holdings LLC [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross		28	$ 28
Tool And Machine [Member]
Property, Plant, and Equipment [Line Items]
Property plant and equipment, gross	$ 67